Balance Sheet (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	₪ 0.01
Common Stock, Shares Authorized	990,000,000	990,000,000
Common Stock, Shares, Issued	2,282,124	2,282,124
Common Stock, Shares, Outstanding	2,282,124	2,282,124